Share-Based Compensation (Details) - Schedule of compensation to employees	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of compensation to employees [Line Items]
Expected term, in years		4 years 7 months 9 days	4 years 7 months 9 days
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation (Details) - Schedule of compensation to employees [Line Items]
Expected term, in years	4 years 7 months 9 days
Expected volatility	42.00%	42.02%	42.81%
Risk-free interest rate	0.49%	0.24%	1.51%
Maximum [Member]
Share-Based Compensation (Details) - Schedule of compensation to employees [Line Items]
Expected term, in years	6 years 1 month 9 days
Expected volatility	46.00%	42.64%	50.15%
Risk-free interest rate	1.28%	1.42%	2.20%